UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________

FORM N-CSR
_________________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22125

Javelin Exchange-Traded Trust
(Exact name of Registrant as specified in charter)

33 Witherspoon Street, Suite 210 Princeton, NJ 08542
(Address of principal executive offices) (Zip code)

Brinton W. Frith President Javelin Investment Management, LLC 33 Witherspoon Street, Suite 210 Princeton, NJ 08542
(Name and address of agent for service)

__________________________

Copies to:

Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W., Suite 350
Washington, DC  20005

Registrant's telephone number, including area code:   (609) 356-0800

Date of fiscal year end:   December 31

Date of reporting period:   December 31, 2009

FORM N-CSR

ITEM 1.   REPORTS TO STOCKHOLDERS

JETS Dow Jones Islamic Market International Index Fund

Annual Report

December 31, 2009

Javelin Exchange Traded Trust (ETF) and JETS are service marks of Javelin Investment Management, LLC (Javelin).

Dow Jones is a servicemark of Dow Jones & Company and has been licensed for use by Javelin Investment Management, LLC and the JETS Dow Jones Islamic Market International Index Fund (“Fund”). The Fund is not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, nor does this company make any representation regarding the advisability of investing in the Fund.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The views in this report were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date of publication or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

Foreside Funds Services, LLC, distributor

An investment in the Fund is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the fund are detailed in the prospectus which include: stock market risk, index risk, tracking error risk, replication management risk, small and mid cap company risk, market price risk, trading halts risk, foreign securities risk, foreign currency risk, emerging markets risk, foreign settlement and clearance and Islamic Shari’ah investment risk.

Table of Contents

Chairman’s Message	1

Manager’s Analysis	2

Fees and Expenses	4

Schedule of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Report of Independent Registered Public Accounting Firm	17

Supplemental Information	18

Chairman’s Message

February 1, 2010

Dear Fellow Shareholder:

We are pleased to present the annual report for the JETS Dow Jones Islamic Market International Index Fund (the “Fund”). We introduced the Fund on June 29, 2009. The net asset value (NAV) increased from $40.00 to $48.53 from inception to December 31, 2009.

The last six months have been an extremely positive period for most stock prices. The uptrend began in March of 2009 as the global economy and financial system pulled back from the brink. Since that time, global stock indexes have improved steadily. The Fund and its benchmark, the Dow Jones Islamic Market International 100 Titans IndexSM, have performed in line with the overall stock market.

Over the next 12 months, we believe that the economy and financial markets will continue to rebound around the world. Even with government stimulus slowing, the demand for commodities and finished goods should expand.

As the economy and financial markets continue to mend, we expect that investors will still face significant volatility. While investing in stocks will always carry risks, Islamic investment principles, by avoiding companies with high leverage and companies involved in excluded industries, can help provide investors a better sense of purpose.

On the following pages, you will find a brief review of the Fund as well as its performance for the period ended December 31, 2009. You will also find the financial statements and portfolio information.

Thank you for investing in the JETS Dow Jones Islamic Market International Index Fund.

Sincerely,

Brinton W. Frith

President

Manager’s Analysis (Unaudited)

JETS Dow Jones Islamic Market International Index Fund (Ticker: JVS)

The JETS Dow Jones Islamic Market International Index Fund is an exchange-traded fund (ETF) that seeks performance results which, before fees and expenses, correspond generally to the price and yield performance of the Dow Jones Islamic Market International Titans 100 Index SM. The index is a float-adjusted, market capitalization-weighted index consisting of 100 securities. The index, maintained by Dow Jones Indexes, is based on a stringent and published methodology and consists solely of common stocks that meet Islamic principles. Excluded businesses include alcohol, conventional financial services (banking, insurance, etc.), casinos and gambling, pornography, tobacco manufacturers, pork related products and weapons companies. Companies classified in other industry groups may also be excluded if they are deemed to have material ownership of or revenues from the businesses mentioned above. Financial ratio filters are also applied to exclude companies with unacceptable levels of debts or interest income.

Over the reporting period, from June 30, 2009 to December 31, 2009, the Fund’s investment portfolio generally performed in line with the index, however, the performance occasionally exhibited some divergence from the index’s performance. This was attributable to certain factors, including the fact that the index calculations are complete at 11:00 AM EST while on most days many of the Fund’s holdings continue to trade until 4PM EST.

Over the same time, the global equity markets exhibited an unusually high correlation across most sectors. Not surprisingly, the Fund’s performance was substantially similar to the performance of the S&P 500® Index, returning 21.48% NAV as compared to the S&P 500® Index’s return of 21.29%. The S&P 500® Index represents 500 of the largest companies in the U.S.

The Fund’s performance was helped by the index’s relative overweight of health care companies, Novartis AG and Roche Holding AG, information technology companies, Siemens AG and Samsung Electronics Co. Ltd., chemical giant, BASF SE as well as mining companies, BHP Billiton Ltd. and Anglo American Plc.

The Fund’s performance suffered from its significant exposure to mobile telecommunication leaders, China Mobile Ltd., Nokia OYJ, Research In Motion Ltd. and Telefonaktiebolaget LM Ericsson.

The Fund’s performance relative to the S&P 500® was not impacted by the lack of exposure to the financial sector.

Manager’s Analysis (Unaudited) (Continued)

Growth of a $10,000 Investment Since Inception*
———————
*	Commenced operations on June 29, 2009.

This chart illustrates the daily performance of the Net Asset Value (NAV) of the JETS Dow Jones Islamic Market International Index Fund (Ticker: JVS) from inception thru 12/31/2009.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short term changes.

The Dow Jones Islamic Market International Titans 100 Index is maintained by Dow Jones Indexes based on a stringent published methodology. The index is weighted by market capitalization adjusted for the level of freely traded shares to ensure liquidity, and consists of the equity securities of 100 companies located in twenty-three countries outside the U.S.

As of December 31, 2009

	Since Fund Inception	1 Mo	3 Mo	6 Mo	1 Yr	5 Yr+
Index (DJIM100XUS)	22.24%	2.98%	6.23%	23.12%	35.85%	n.a
JVS NAV	21.48%	1.87%	5.36%	21.57%	n.a	n.a
JVS Market Price	21.90%	2.66%	5.84%	21.90%	n.a	n.a
———————
*	Commencement date: June 29, 2009

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is .68%. For the most recent month end performance, please call (866) JAV-0029. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares of JVS are bought and sold at market price not NAV. Brokerage commissions will reduce returns.

Top Ten Fund Holdings (% of the Fund’s Net Assets) as of December 31, 2009

BP Plc	4.5
Total S.A.	4.0
BHP Billion Ltd.	3.8
Novartis AG	3.8
Roche Holding AG	3.4
GlaxoSmithKline Plc	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7
Samsung Electronics Co. Ltd.	2.7
Siemens AG	2.5
Reliance Industries Ltd.	2.4
32.9

Sector Breakdown (% of the Fund’s Net Assets) as of December 31, 2009

Energy	29.2
Materials	19.1
Health Care	18.0
Information Technology	14.0
Industrials	8.0
Telecommunication Services	4.7
Consumer Discretionary	3.0
Consumer Staples	1.9
Utilities	0.9
Other	1.2
100.0

Fees and Expenses (Unaudited)

As a shareholder of the JETS Dow Jones Islamic Market International Index Fund (the “Fund”), you incur Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as creation transaction fees and sales commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Annualized Expense Ratio based on number of days in the period	Expense Paid During the Six-Month Period(1)
Actual	$1,000.00	$1,215.70	0.92%	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.92%	$4.69
———————
(1)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended December 31, 2009. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365.

Schedule of Investments

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

Number			Number
of shares		Value	of shares		Value
	Common Stocks - 98.8%			Energy - 29.2% (continued)
	(percentage of net assets)			Oil, Gas & Consumable Fuels - 29.2% (continued)
	Consumer Discretionary - 3.0%		1,802	Woodside Petroleum Ltd.	$75,830
	Auto Components - 0.4%				4,285,919
2,032	Denso Corp.	$60,926		Total Energy	4,285,919

	Household Durables - 0.8%			Health Care - 18.0%
8,174	Panasonic Corp., ADR	117,297		Biotechnology - 0.5%
			2,342	CSL Ltd.	68,217
	Media - 0.2%
1,102	Reed Elsevier Plc, ADR	36,134		Health Care Equipment & Supplies - 0.3%
			1,658	Cie Générale d’Optique Essilor International S.A., ADR	49,309
	Specialty Retail - 1.1%
1,918	Hennes & Mauritz AB	106,353		Pharmaceuticals - 17.2%
828	Inditex S.A.	51,349	1,802	Astellas Pharma Inc.	67,151
		157,702	6,352	AstraZeneca Plc, ADR	298,163
	Textiles, Apparel & Luxury Goods - 0.5%		2,548	Daiichi Sankyo Co. Ltd.	53,335
2,050	Compagnie Financière Richemont S.A.	68,642	10,860	GlaxoSmithKline Plc, ADR	458,835
			10,242	Novartis AG, ADR	557,472
	Total Consumer Discretionary	440,701	1,828	Novo Nordisk A/S, ADR	116,718
			2,965	Roche Holding AG	504,736
	Consumer Staples - 1.9%		8,942	Sanofi-Aventis S.A., ADR	351,152
	Household Products - 1.2%		2,722	Takeda Pharmaceutical Co. Ltd.	111,802
2,044	Kao Corp.	47,737			2,519,364
2,360	Reckitt Benckiser Group Plc	127,832		Total Health Care	2,636,890
		175,569
	Personal Products - 0.7%			Industrials - 8.0%
932	L’Oreal S.A.	103,562		Construction & Engineering - 0.4%
			1,616	Larsen & Toubro Ltd., GDR	58,589
	Total Consumer Staples	279,131
				Electrical Equipment - 2.7%
	Energy - 29.2%		9,082	ABB Ltd., ADR	173,466
	Oil, Gas & Consumable Fuels - 29.2%		798	Alstom S.A.	55,491
15,658	BG Group Plc	280,339	1,016	Schneider Electric S.A.	117,804
11,411	BP Plc, ADR	661,496	816	Vestas Wind Systems A/S (b)	49,973
1,548	Cameco Corp.	49,799			396,734
2,076	Canadian Natural Resources Ltd.	149,368		Industrial Conglomerates - 3.2%
580	CNOOC Ltd., ADR	90,161	3,806	Koninklijke Philips Electronics NV, ADR	112,049
2,922	EnCana Corp.	94,644	3,933	Siemens AG, ADR	360,656
5,686	ENI SpA, ADR	287,768			472,705
13,842	Gazprom OAO, ADR	345,047		Machinery - 1.0%
1,016	Imperial Oil Ltd.	39,279	750	Fanuc Ltd.	69,769
1,682	Lukoil OAO, ADR	94,217	3,884	Komatsu Ltd.	81,008
3,448	Origin Energy Ltd.	51,827			150,777
6,951	Petroleo Brasileiro S.A., ADR	331,424		Road & Rail - 0.7%
7,696	Reliance Industries Ltd., GDR (a)	352,492	1,816	Canadian National Railway Co.	98,718
10,224	Rosneft Oil Co., GDR	86,026
1,682	Sasol Ltd., ADR	67,179		Total Industrials	1,177,523
4,192	StatoilHydro ASA, ADR	104,423
7,931	Suncor Energy Inc.	280,044
14,018	Surgutneftegaz, ADR	124,410
3,944	Talisman Energy Inc.	73,516
9,075	Total S.A., ADR	581,163
3,140	Tullow Oil Plc	65,467

See Accompanying Notes to Financial Statements

Schedule of Investments (Continued)

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

Number			Number
of shares		Value	of shares		Value
	Information Technology - 14.0%			Materials - 19.1% (continued)
	Communications Equipment - 3.3%			Metals & Mining - 14.4% (continued)
19,698	Nokia OYJ, ADR	$253,119	1,090	POSCO, ADR	$142,899
1,858	Research In Motion Ltd. (b)	125,489	4,924	Vale S.A., ADR	142,944
11,756	Telefonaktiebolaget LM Ericsson, ADR	108,038			2,116,144
		486,646		Total Materials	2,807,718
	Electronic Equipment, Instruments & Components - 2.1%
2,014	FUJIFILM Holdings Corp.	60,194		Telecommunication Services - 4.7%
14,400	HON HAI Precision Industry Co. Ltd., GDR	135,940		Diversified Telecommunication - 0.9%
726	Kyocera Corp., ADR	64,287	4,900	China Unicom Hong Kong Ltd., ADR	64,239
884	SECOM Co. Ltd.	41,831	27,298	Singapore Telecommunications Ltd.	60,154
		302,252			124,393
	IT Services - 0.8%			Wireless Telecommunication Services - 3.8%
2,220	Infosys Technologies Ltd., ADR	122,700	3,038	America Movil S.A.B. de C.V., ADR	142,725
			4,355	China Mobile Ltd., ADR	202,203
	Office Electronics - 1.3%		12	KDDI Corp.	63,308
4,544	Canon Inc., ADR	192,302	4,174	MTN Group Ltd.	66,552
			6,346	NTT DoCoMo Inc., ADR	88,717
	Semiconductors & Semiconductor Equipment - 5.4%				563,505
1,137	Samsung Electronics Co. Ltd., GDR (a)	392,045		Total Telecommunication Services	687,898
34,981	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	400,183
		792,228		Utilities - 0.9%
	Software - 1.1%			Electric Utilities - 0.9%
3,430	SAP AG, ADR	160,558	1,082	EDF S.A.	64,439
			3,588	Scottish & Southern Energy Plc	67,035
	Total Information Technology	2,056,686			131,474
				Total Utilities	131,474
	Materials - 19.1%
	Chemicals - 4.7%			Total Common Stocks
1,022	Air Liquide S.A.	120,741		(Cost $13,614,341)	14,503,940
3,612	BASF SE	224,227
484	K&S AG	27,845		Rights - 0.0%
1,150	Potash Corp. of Saskatchewan Inc.	124,775		(percentage of net assets)
1,598	Shin-Etsu Chemical Co. Ltd.	90,111		Energy - 0.0%
1,846	Syngenta AG, ADR	103,875		Oil, Gas & Consumable Fuels - 0.0%
		691,574	150	Woodside Petroleum Ltd.,
	Metals & Mining - 14.4%			Expires 1/29/10 (b)	688
624	Agnico-Eagle Mines Ltd.	33,696
10,618	Anglo American Plc, ADR (b)	230,198		Total Energy	688
1,386	AngloGold Ashanti Ltd., ADR	55,689
3,612	ArcelorMittal ADR	165,249		Total Rights
3,412	Barrick Gold Corp.	134,365		(Cost $0)	688
7,284	BHP Billiton Ltd., ADR	557,809
5,039	BHP Billiton Plc, ADR	321,740		Total Investments-98.8%
1,392	Cia Siderurgica Nacional S.A., ADR	44,446		(Cost $13,614,341)	$14,504,628
2,892	Goldcorp Inc.	113,771
2,336	Impala Platinum Holdings Ltd.	63,645		Other assets, less liabilities-1.2%	174,683
2,752	Kinross Gold Corp.	50,637
1,882	Newcrest Mining Ltd.	59,056		Net Assets-100.0%	$14,679,311
———————
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

See Accompanying Notes to Financial Statements

Schedule of Investments (Continued)

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

Country Breakdown (% of the Fund’s Net Assets) as of December 31, 2009

Britain	17.3
France	9.8
Switzerland	9.6
Canada	9.3
Japan	8.3
Australia	5.6
Germany	5.2
Russia	4.4
South Korea	3.7
Taiwan	3.6
India	3.6
Brazil	3.6
Hong Kong	2.5
Italy	2.0
Finland	1.7
South Africa	1.7
Sweden	1.4
Luxembourg	1.1
Denmark	1.1
Mexico	1.0
Netherlands	0.8
Norway	0.7
Singapore	0.4
Spain	0.4
Other	1.2
100.0

See Accompanying Notes to Financial Statements

Statement of Assets and Liabilities

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

ASSETS:
Investments, at value	$14,504,628
Cash	171,634
Dividend receivable	10,060
Total Assets	14,686,322

LIABILITIES:
Due to custodian ($216 at cost)	217
Accrued advisory fee	3,111
Accrued other expenses	3,683
Total Liabilities	7,011
NET ASSETS	$14,679,311

NET ASSETS CONSIST OF:
Shares of beneficial interest	$13,790,628
Accumulated net realized loss on investments and foreign currency transactions	(1,591)
Net unrealized appreciation on investments and foreign currency translations	890,274
Net Assets	$14,679,311

Shares of beneficial interest outstanding (unlimited shares of $0.0001 par value authorized)	302,500
Net asset value	$48.53

Market price	$48.70

Investments, at cost	$13,614,341

See Accompanying Notes to Financial Statements

Statement of Operations

JETS Dow Jones Islamic Market International Index Fund
For the Period Ended December 31, 2009 (a)

INVESTMENT INCOME:
Dividend (Net of foreign taxes of $3,967)	$48,307
Total Investment Income	48,307

EXPENSES:
Investment advisory fee	22,722
Chief compliance officer fee	16,999
Trustees’ fees	5,069
Total Expenses Before Fee Waiver	44,790
Advisory fee waiver	(13,885)
Net Expenses	30,905
Net Investment Income	17,402

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) from:
Investments	236
Foreign currency transactions	(1,260)
Net realized loss on investments and foreign currency transactions	(1,024)
Net change in unrealized appreciation (depreciation) from:
Investments	890,287
Foreign currency translations	(13)
Net change in unrealized appreciation on investments and foreign currency translations	890,274
Net realized and unrealized gain on investments and foreign currency	889,250
Net increase in net assets resulting from operations	$906,652
———————
(a)	Commenced operations on June 29, 2009.

See Accompanying Notes to Financial Statements

Statement of Changes in Net Assets

JETS Dow Jones Islamic Market International Index Fund
For the Period Ended December 31, 2009 (a)

OPERATIONS:
Net investment income	$17,402
Net realized loss on investments and foreign currency transactions	(1,024)
Net change in unrealized appreciation on investments and foreign currency translations	890,274
Net increase in net assets resulting from operations	906,652

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,453)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,688,112
Transaction fees	3,000
Net increase in net assets resulting from shareholder transactions	13,691,112
Increase in Net Assets	14,579,311

NET ASSETS:
Beginning of period	100,000
End of period	$14,679,311

CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000
Shares outstanding, beginning of period	2,500
Shares outstanding, end of period	302,500
———————
(a)	Commenced operations on June 29, 2009.

See Accompanying Notes to Financial Statements

Financial Highlights

JETS Dow Jones Islamic Market International Index Fund
For the Period Ended December 31, 2009 (a)

For a share outstanding throughout the period presented.

PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$40.00
Net investment income (b)	0.12
Net realized and unrealized gain	8.45
Total from investment operations	8.57

Distributions to shareholders from net investment income	(0.06)
Transaction fees	0.02
Net asset value at end of period	48.53
Market price at end of period	48.70
NET ASSET VALUE, TOTAL RETURN (c)	21.48%
MARKET PRICE, TOTAL RETURN (c)	21.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000’s omitted)	$14,679

Ratio to average net assets of:
Total expenses before fee waiver(d)	1.34%
Expenses net of fee waiver (d)	0.92%
Net investment income (d)	0.52%
Portfolio turnover rate(e)	1.15%
———————
(a)	Commenced operations on June 29, 2009.

(b)	Per shares values have been calculated using the average share method.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at the net asset value on the last day of the period.  Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period.  Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Accompanying Notes to Financial Statements

Notes to Financial Statements

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

Note 1. Organization
Javelin Exchange-Traded Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. It was organized as a Delaware statutory trust on July 18, 2007. The Trust currently consists of one portfolio, the JETS Dow Jones Islamic Market International Index Fund (the “Fund”). On June 24, 2009, 2,500 shares of the Fund were issued for cash, at $40 per share. The Fund commenced investment operations on June 29, 2009.

The objective of the Fund is to seek performance results that, before fees and expenses, correspond generally to the performance of a benchmark index that measures the investment return of Shari’ah compliant securities.

Note 2. Significant Accounting Policies
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies of the Fund:

A.	Security Valuations

The Fund calculates its net asset value per share (“NAV”) generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE Arca SM (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca SM (the Fund’s listing exchange) and the Fund’s custodian are open for business. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee, pursuant to procedures approved by or under the direction of the Board of Trustees (the “Board”). Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under the circumstances.

The securities in the Fund’s portfolio, including ADRs and GDRs, that are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by Javelin Investment Management, LLC (the “Adviser”), the Fund’s investment adviser to be the primary market.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price, if available, or based on price quotations supplied by a pricing service, market maker or dealer. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as described above.

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

Fair Value of Financial Instruments. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Category	Level 1	Level 2	Level 3	Total Value at 12/31/2009
Consumer Discretionary	$153,431	$287,270	$—	$440,701
Consumer Staples	—	279,131	—	279,131
Energy	2,810,264	1,476,343	—	4,286,607
Health Care	1,831,649	805,241	—	2,636,890
Industrials	744,889	432,634	—	1,177,523
Information Technology	1,426,676	630,010	—	2,056,686
Materials	2,222,093	585,625	—	2,807,718
Telecommunication Services	497,884	190,014	—	687,898
Utilities	—	131,474	—	131,474
Total	$9,686,886	$4,817,742	$—	$14,504,628

B. Short-Term Investments
The Fund may use short-term income producing investments only to the extent those investments are consistent with Shari’ah principles. Because Shari’ah principles preclude the use of interest-paying instruments, the Fund does not currently intend to invest in short-term income-producing investments.

C. Other Risks
The Fund invests in securities of foreign countries which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency or punitive taxes).

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

D. Foreign Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amount based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (deprecation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on the investment securities sold.

E. Investment Transactions and Investment Income
Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the dividend.

F. Distributions to Shareholders
Income distributions, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Income distributions may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

G. Federal Income Taxes
The Fund intends to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes or otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is required.

Note 3. Distribution Agreement
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to a distribution agreement. The Distributor does not maintain a secondary market in the shares.

Note 4. Fees and Expenses
The Adviser has agreed to bear the initial costs of organization of the Trust. The Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the sub-adviser.  For these services, the Adviser receives an advisory fee at the annual rate of 0.68% of the average daily net assets of the Fund.

Under the terms of the Advisory Agreement, the Adviser pays all of the operating expenses of the Fund, except for fee payments under the Advisory Agreement, interest expense, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

As of September 10, 2009, the Adviser has contractually agreed to waive its management fee and/or pay certain operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.68% of average net assets per year, at least until April 30, 2010. During the period ended December 31, 2009, the Adviser waived $13,885 of its fee.

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

Esposito Partners, LLC (“Sub-Adviser”) serves as the sub-adviser to the Fund and provides investment advice and management services to the Fund. The Sub-Adviser supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. The Sub-Adviser is paid by the Adviser.

Each Independent Trustee of the Trust receives an annual retainer of $5,000 for his services, which includes attending Board meetings. No other entity affiliated with the Trust or Adviser pays any compensation to the Trustees.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FCS does not have any role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. The Chief Compliance Officer of the Trust is also an officer of FCS. FCS receives $34,000 annually for its services.

Note 5. Investment Transactions
For the period ended December 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $982,707 and $83,161, respectively. Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 6. Capital
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. The Fund may charge transaction fees for creations and redemptions which are treated as increases to capital.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Note 7. Distributions and Taxes
At December 31, 2009, the cost of investments and accumulated net unrealized appreciation/(depreciation) of investments for tax purposes were as follows:

Cost	Net Unrealized Appreciation/(Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation

$13,614,341	$890,287	$1,010,828	$(120,541)

The tax character of distributions to shareholders paid during the period ended December 31, 2009 consisted of $18,453 of ordinary income.

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund
December 31, 2009

At December 31, 2009, the components of accumulated earnings/loss on a tax basis were as follows:

Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translations

Post-October Losses
$1,591	$890,274

The Fund recognizes the tax benefits of uncertain tax positions only where the position is ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the 2009 tax returns. The Fund has no examinations in progress. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Note 8. Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of investment activity, on December 31, 2009, amounts were reclassified between undistributed net investment income (loss), accumulated net realized gain (loss), and shares of beneficial interest. These reclassifications had no effect on the net assets of the Fund. For the period ended December 31, 2009, the reclassifications were as follows:

	Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions

Undistributed Net Investment Income (Loss)		Shares of Beneficial Interest
$1,051	$(567)	$(484)

Note 9. Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 10. Subsequent Events
The Adviser has performed an evaluation of subsequent events through February 26, 2010, which is the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments to the financial statements presented.

Note 11. Recently Issued Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. The Adviser is currently evaluating the impact ASU No. 2010-06 will have on the financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Javelin Exchange-Traded Trust

and the Shareholders of JETS Dow Jones Islamic Market International Index Fund

We have audited the accompanying statement of assets and liabilities of the JETS Dow Jones Islamic Market International Index Fund, a series of beneficial interest in Javelin Exchange-Traded Trust, including the schedule of investments, as of December 31, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period June 29, 2009 (commencement of operations) to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the JETS Dow Jones Islamic Market International Index Fund as of December 31, 2009, and the results of its operations, changes in its net assets and its financial highlights for the period June 29, 2009 to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
February 26, 2010

Supplemental Information (Unaudited)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2009:

Federal Income Tax Information

Qualified dividend income*	Dividends-received deduction*
100.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Foreign Tax Credit	Foreign Source Income
$3,967	$52,670

Supplemental Information (Unaudited)(Continued)

Trustees and Officers

The table below provides information on the individuals who serve as trustees and officers of the Javelin Exchange-Traded Trust. The Board of Trustees oversees the Fund’s business and investment activities and is responsible for protecting the interests of Fund shareholders.

Name, Address and Date of Birth	Position with Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Trustees of the Trust
Interested Trustee*	Chairman,	Indefinite Term	President, Javelin	2	None
Brinton W. Frith	Treasurer and	Since July 2007.	Investment Management
12/6/1969	Trustee		LLC (investment adviser),
33 Witherspoon Street,			May 2007 to present, and
Suite 210			Formerly, Managing
Princeton, NJ 08542			Director, Philadelphia
08542			Brokerage Corporation
1992-1997.

Independent Trustees
Sandro Stefanelli	Trustee	Indefinite Term	Sales representative, IBM,	2	None
6/17/1966		Since May 2009.	Since May 2007 to present,
33 Witherspoon Street,			and formerly, Sales
Suite 210			Representative,
Princeton, NJ 08542			Thompson/NETg, from
December 2003 to May 2007.

Steven Zabielski	Trustee	Indefinite Term	Attorney, Jacobs Law Group,	2	None
10/12/1965		Since May 2009.	since May 2007 to present,
33 Witherspoon Street			And formerly, Sales
Suite 210			Representative, IBM from
Princeton, NJ 08542			June 2003 to May 2007.

Officers of the Trust
Cathleen Lesko	Secretary	Indefinite Term	Secretary, Javelin Investment	Not Applicable	Not Applicable
05/05/1960		Since July 2007.	Management LLC
33 Witherspoon Street,			(investment adviser) since
Suite 210			July 2007, and formerly,
Princeton, NJ 08542			Group Manager, Global
Procurement, PepsiCo, Inc.
From December 1985 to
April 2005.

Paul Hahesy	Chief Compliance	Indefinite Term	Compliance Manager,	Not Applicable	Not Applicable
12/13/1971	Officer and Anti-	Since May 2009.	Foreside Compliance
Three Canal Plaza	Money Laundering		Services, LLC, 2005 to
Suite 100	Officer		Present, and Compliance
Portland, ME 04101			Consultant, MetLife Group
(insurance) 2001 to 2005.
———————
*	A Trustee has been determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Adviser.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)	The term “Fund Complex” includes any investment company portfolios advised by the Adviser or the Sub-Adviser.

Supplemental Information (Unaudited)(Continued)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling 1-866-JAV-0029. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling 1-866-JAV-0029; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on FORM N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s FORM N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Service Providers:
Distributor:	Foreside Fund Services, LLC
Administrator, Transfer Agent and Custodian:	Brown Brothers Harriman & Co.
Compliance Support:	Foreside Compliance Services, LLC
Licensor:	Dow Jones Indexes

Contact JETS:

Javelin Investment Management, LLC
33 Witherspoon Street, Suite 210
Princeton, New Jersey 08542
1-866-JAV-0029
E-mail: info@jetsetfs.com

Unlike mutual funds, JETS and other Exchange Traded Funds are not sold directly to the public. As securities traded on the NYSE Arca SM, JETS can be purchased though any investment broker, including online brokerage services. Your bank may also be able to provide this service. JETS are traded throughout each day NYSE ArcaSM is open.

ITEM 2.  CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR, and also made available on the Trust’s website at: www.jetsetfs.com. During the period covered by this report, no substantive amendments were approved or waivers were granted to the code of ethics.

ITEM  3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant (the "Board") has determined that Steven Zabielski possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Zabielski as the Audit Committee’s financial expert. Mr. Zabielski is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last fiscal year ending December 31, 2009 (the “Reporting Period”) for professional services rendered by the registrant’s independent registered public accounting firm (the “Auditor”) for the audit of the registrant’s annual financial statements including the registrant's initial seed audit, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $15,000.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the registrant’s financial statements were $0 in 2009.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the registrant’s investment adviser, Javelin Investment Management, LLC (“Javelin”) and any entity controlling, controlled by or under common control with Javelin that provides ongoing services to the registrant (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $2,000 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; and (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.

There were no fees billed for tax services by the Auditor to service affiliates during the Reporting Period that required pre-approval by the Audit Committee.

(d) All Other Fees. The fees incurred in the Reporting Period for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the registrant were $0 in 2009.  There were no other non-audit services rendered by the Auditor to Javelin, and any entity controlling, controlled by or under common control with Javelin that provided ongoing services to the registrant requiring pre-approval by the Audit Committee in the Reporting Period.

(e) There were no fees that required pre-approval by the Audit Committee for the Reporting Period that would have necessitated Audit Committee pre–approval policies and procedures governing the payment of such fees and performance of such services.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act.

The Audit Committee consists of the following Board members:

Sandro Stefanelli
Steven Zabielski

(b) Not applicable.

ITEM 6.    INVESTMENTS

(a)             Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)             Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 The Nominating Committee selects and nominates candidates for membership on the Board as independent trustees. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal year that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Code of Ethics attached hereto.

(a)(2)
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAVELIN EXCHANGE-TRADED TRUST.
	By:	/s/ Brinton W. Frith
Brinton W. Frith
President
Date: March 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Brinton W. Frith
Brinton W. Frith
President
Principal Executive Officer
Date: March 10, 2010

	By:	/s/ Brinton W. Frith
Brinton W. Frith
Treasurer Principal Financial Officer
Date: March 10, 2010

EXHIBIT INDEX

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.